Document And Entity Information	Mar. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	Pyxis Oncology, Inc.
Entity Central Index Key	0001782223
Entity Emerging Growth Company	true
Entity File Number	001-40881
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	35 Cambridgepark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	221-9059
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PYXS
Security Exchange Name	NASDAQ